TAXATION ON INCOME - Deferred income taxes not accounted (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred income taxes
Deferred tax assets not recognised	₺ 335,678	₺ 194,303
Carry forward tax losses
Deferred income taxes
Deferred tax assets not recognised	259,715	154,245
Unused tax incentives
Deferred income taxes
Deferred tax assets not recognised	55,477	23,879
Other
Deferred income taxes
Deferred tax assets not recognised	₺ 20,486	₺ 16,179